Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net loss	$ (1,819,387)	$ (697,941)	$ (7,081,647)
Other comprehensive (loss) income:
Foreign currency translation (loss)	(559,936)	(23,035)	(881,398)
Comprehensive loss	(2,379,323)	(720,976)	(7,963,045)
Comprehensive loss attributable to the non- controlling interest
Comprehensive loss attributable to the Company	$ (2,379,323)	$ (720,976)	$ (7,963,045)